FINANCIAL ASSETS AND LIABILITIES - Narrative (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Long-term debt and other debts | Amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 114,893,459		$ 110,673,348
SIF and IQ Loan | Amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	22,918,010		16,571,800
SIF and IQ Loan | FVTPL | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 19,896,411		$ 15,026,548
Share price
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, increase in share price	5.00%
Sensitivity analysis, decrease in share price	5.00%
Warrant | Share price
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	$ 290,084	$ 4,690,765
Impact of 5% decrease in value of share price	(272,203)	(4,570,889)
Warrant | Warrant Price
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	$ 863,576	$ 1,749,025